Right of Use Asset and Lease Liability (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of quantitative information about leases for lessee [Abstract]
Schedule of quantitative information about right-of-use assets [Table Text Block]
Cost	Right of Use Assets
Balance, March 31, 2022	$17,758
Additions	250
Lease extension	174
Adjustment for change in variable payments based on rate or index	474
Foreign exchange	(1,354)
Balance, March 31, 2023	$17,302
Adjustment for change in variable payments based on rate or index	287
Foreign exchange	(8)
Balance, March 31, 2024	$17,581

Accumulated Depreciation
Balance, March 31, 2022	$(5,171)
Depreciation	(2,510)
Foreign exchange	1,352
Balance, March 31, 2023	$(6,329)
Depreciation	(2,771)
Foreign exchange	7
Balance, March 31, 2024	$(9,093)

Carrying Amount
Balance, March 31, 2023	$10,973
Balance, March 31, 2024	$8,488

Schedule of quantitative information about lease liability [Table Text Block]
Lease Liability
Balance, March 31, 2022	$12,649
Lease payments made	(2,674)
Additions	250
Lease extension	174
Adjustment for change in variable payments based on rate or index	474
Interest expense on lease liabilities	664
Foreign exchange	(1,069)
Balance, March 31, 2023	$10,468
Lease payments made	(2,855)
Adjustment for change in variable payments based on rate or index	287
Interest expense on lease liabilities	533
Foreign exchange	(180)
8,253
Less: current portion	(2,525)
Balance, March 31, 2024	$5,728

Lease Disclosures
Interest expense on lease liabilities	$533
Total cash outflow for leases	$2,855

Schedule of maturity analysis [Table Text Block]

Maturity Analysis - Undiscounted Contractual Payments
Less than 1 year	$2,938
1 to 2 years	2,834
2 to 3 years	2,045
3 to 4 years	1,007
4 to 5 years	246
$9,070